Federated Hermes Emerging Markets Equity Fund
Portfolio of Investments
February 29, 2024 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—100.9%
		Argentina—4.8%
1,584	[1]	Globant SA	$ 353,501
1,215	[1]	Mercadolibre, Inc.	1,938,290
		TOTAL	2,291,791
		Brazil—5.9%
147,655	[1]	3R Petroleum Oleo e Gas SA	830,190
31,929		Localiza Rent A Car SA	340,415
149,591	[1]	NU Holdings Ltd./Cayman Islands	1,657,468
		TOTAL	2,828,073
		China—21.6%
176,119		Alibaba Group Holding Ltd.	1,633,576
23,000	[1]	Bilibili, Inc.	223,319
21,460		Contemporary Amperex Technology Co., Ltd.	487,882
104,174	[1]	Full Truck Alliance Co. Ltd., ADR	687,548
107,600		KE Holdings, Inc.	491,284
178,600	[1]	Kuaishou Technology	1,018,909
1,890		Kweichow Moutai Co., Ltd.	445,541
34,406	[1]	Meituan	349,138
140,304		Nari Technology Development Co., Ltd.	451,095
64,250		Shenzhen Inovance Technology Co., Ltd.	564,811
63,964		Tencent Holdings Ltd.	2,247,560
30,300		Zhongji Innolight Co., Ltd.	654,250
692,022		Zijin Mining Group Co., Ltd.	1,124,172
		TOTAL	10,379,085
		Georgia—0.5%
7,004		TBC Bank Group PLC	261,933
		Hong Kong—0.7%
40,994		AIA Group Ltd.	331,734
		India—16.9%
17,459		Data Patterns India Ltd.	523,731
43,201	[1]	Delhivery Ltd.	247,036
39,485		DLF Ltd.	430,139
57,976		KPIT Technologies Ltd.	1,092,537
13,020	[1]	Makemytrip Ltd.	803,204
84,113		Max Healthcare Institute Ltd.	802,504
84,703	[1]	PB Fintech Ltd.	1,193,426
26,244		Reliance Industries Ltd.	926,064
98,595		Sona Blw Precision Forgings Ltd.	821,334
74,851		Varun Beverages Ltd.	1,268,526
		TOTAL	8,108,501
		Indonesia—3.5%
2,055,370		PT Bank Central Asia	1,288,620
5,806,200		PT MAP Aktif Adiperkasa Tbk	406,316
		TOTAL	1,694,936
		Kazakhstan—1.5%
7,053	[2]	Kaspi.Kz JSC, GDR	728,240

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Malaysia—2.3%
1,754,400		CTOS Digital Bhd	$ 558,692
741,000		Frontken Corp. Bhd	573,918
		TOTAL	1,132,610
		Nigeria—0.7%
273,897		Airtel Africa PLC	328,100
		Peru—0.8%
4,759		Southern Copper Corp.	384,813
		Poland—1.6%
6,665	[1]	Dino Polska SA	776,010
		Saudi Arabia—1.8%
352,840		Americana Restaurants International PLC	330,085
61,468		Saudi Arabian Oil Co. (Aramco)	519,482
		TOTAL	849,567
		South Africa—2.1%
6,868		Capitec Bank Holdings Ltd.	722,524
22,797		Gold Fields Ltd., ADR	297,273
		TOTAL	1,019,797
		South Korea—13.1%
29,953	[1]	Coupang LLC	554,729
13,068		Kakao Corp.	524,702
30,820		KakaoBank Corp.	660,786
17,243		Korea Aerospace Industry	665,146
1,011	[1]	LG Energy Solution, Ltd.	305,916
4,914		Samsung Electro-Mechanics Co.	517,779
36,237		Samsung Electronics Co., Ltd.	1,989,196
9,035		SK Hynix, Inc.	1,070,631
		TOTAL	6,288,885
		Taiwan—19.2%
27,063		AirTac International Group	1,037,017
8,000		Alchip Technologies, Ltd.	1,050,017
7,274		ASPEED Technology, Inc.	630,867
7,000		eMemory Technology, Inc.	601,765
18,000		Faraday Technology Corp.	219,522
32,525		Hiwin Technologies Corp.	247,452
32,704		MediaTek, Inc.	1,175,694
197,385		Taiwan Semiconductor Manufacturing Co., Ltd	4,292,627
		TOTAL	9,254,961
		Turkey—1.2%
27,204		Coca-Cola Icecek Uretim AS	563,482
		United Arab Emirates—0.5%
242,681		ADNOC Drilling Company P.J.S.C.	243,354
		Vietnam—2.2%
262,786	[1]	JSC Bank of Foreign Trade of Vietnam	1,036,837
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $41,246,060)	48,502,709
		OTHER ASSETS AND LIABILITIES - NET—(0.9%)[3]	(428,248)
		TOTAL NET ASSETS—100%	$48,074,461

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 29, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 5/31/2023	$3,200,612
Purchases at Cost	$16,160,435
Proceeds from Sales	$(19,361,868)
Change in Unrealized Appreciation/Depreciation	$135
Net Realized Gain/(Loss)	$686
Value as of 2/29/2024	$—
Shares Held as of 2/29/2024	—
Dividend Income	$80,590

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2024, these restricted securities amounted to $728,240, which represented 1.5% of total net assets.

Additional information on restricted securities held at February 29, 2024, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Kaspi.Kz JSC, GDR	2/17/2022-8/30/2023	$518,058	$728,240

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$7,847,431	$40,655,278	$—	$48,502,709
TOTAL SECURITIES	$7,847,431	$40,655,278	$—	$48,502,709

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
JSC	—Joint Stock Company